Note 15 - Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk- Hedging Derivatives Breakdown (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	€ 2,892	€ 2,485	€ 2,833
HEDGING DERIVATIVES, LIABILITIES	2,680	2,880	2,347
Interest Rate Risk Member | OTC Options [Member] | Fair Value Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	5	100	125
HEDGING DERIVATIVES, LIABILITIES	158	111	118
Interest Rate Risk Member | OTC Options [Member] | Cash Flow Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Interest Rate Risk Member | OTC Others [Member] | Fair Value Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	978	1,041	1,029
HEDGING DERIVATIVES, LIABILITIES	355	739	856
Interest Rate Risk Member | OTC Others [Member] | Cash Flow Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	219	242	186
HEDGING DERIVATIVES, LIABILITIES	562	533	358
Interest Rate Risk Member | Organized Market Options [Member] | Fair Value Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Interest Rate Risk Member | Organized Market Options [Member] | Cash Flow Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Interest Rate Risk Member | Organized Market Other [Member] | Fair Value Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Interest Rate Risk Member | Organized Market Other [Member] | Cash Flow Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	2	2	8
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Interest Rate Risk Member | Total [Member] | Fair Value Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	982	1,141	1,154
HEDGING DERIVATIVES, LIABILITIES	513	850	974
Interest Rate Risk Member | Total [Member] | Cash Flow Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	221	244	194
HEDGING DERIVATIVES, LIABILITIES	562	533	358
Equity Risk [Member] | OTC Options [Member] | Fair Value Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	6	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	50
Equity Risk [Member] | OTC Others [Member] | Fair Value Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Equity Risk [Member] | Organized Market Options [Member] | Fair Value Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Equity Risk [Member] | Organized Market Other [Member] | Fair Value Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Equity Risk [Member] | Total [Member] | Fair Value Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	6	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	50
Equity Risk [Member] | Total [Member] | Cash Flow Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Foreign Exchange And Gold Risk [Member] | OTC Options [Member] | Fair Value Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Foreign Exchange And Gold Risk [Member] | OTC Options [Member] | Cash Flow Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	89
HEDGING DERIVATIVES, LIABILITIES	0	0	70
Foreign Exchange And Gold Risk [Member] | OTC Others [Member] | Fair Value Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	587	625	817
HEDGING DERIVATIVES, LIABILITIES	398	511	553
Foreign Exchange And Gold Risk [Member] | OTC Others [Member] | Cash Flow Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	955	119	160
HEDGING DERIVATIVES, LIABILITIES	873	714	48
Foreign Exchange And Gold Risk [Member] | Organized Market Options [Member] | Fair Value Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Foreign Exchange And Gold Risk [Member] | Organized Market Options [Member] | Cash Flow Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Foreign Exchange And Gold Risk [Member] | Organized Market Other [Member] | Fair Value Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Foreign Exchange And Gold Risk [Member] | Organized Market Other [Member] | Cash Flow Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Foreign Exchange And Gold Risk [Member] | Total [Member] | Fair Value Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	587	625	817
HEDGING DERIVATIVES, LIABILITIES	398	511	553
Foreign Exchange And Gold Risk [Member] | Total [Member] | Cash Flow Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	955	119	248
HEDGING DERIVATIVES, LIABILITIES	873	714	118
Credit Risk Member | Total [Member] | Fair Value Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Credit Risk Member | Total [Member] | Cash Flow Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Commodities Risk [Member] | Total [Member] | Fair Value Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Commodities Risk [Member] | Total [Member] | Cash Flow Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Other Risk [Member] | Total [Member] | Fair Value Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Other Risk [Member] | Total [Member] | Cash Flow Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Total [Member] | Total [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	2,892	2,485	2,833
HEDGING DERIVATIVES, LIABILITIES	2,680	2,880	2,347
Total [Member] | Total [Member] | Fair Value Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	1,575	1,766	1,970
HEDGING DERIVATIVES, LIABILITIES	912	1,362	1,577
Total [Member] | Total [Member] | Cash Flow Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	1,176	363	442
HEDGING DERIVATIVES, LIABILITIES	1,435	1,247	476
Total [Member] | Total [Member] | Hedge Of Net Investments In A Foreign Operation [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	92	301	362
HEDGING DERIVATIVES, LIABILITIES	231	15	79
Total [Member] | Total [Member] | Portfolio Fair Value Hedges Of Interest Rate Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	33	46	55
HEDGING DERIVATIVES, LIABILITIES	90	256	214
Total [Member] | Total [Member] | Portfolio Cash Flow Hedges Of Interest Rate Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	15	9	4
HEDGING DERIVATIVES, LIABILITIES	12	0	0
Total [Member] | Total [Member] | OTC Credit Institutions [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	2,534	1,829	2,381
HEDGING DERIVATIVES, LIABILITIES	2,462	2,527	2,103
Total [Member] | Total [Member] | OTC Other Financial Corporations [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	355	651	435
HEDGING DERIVATIVES, LIABILITIES	216	234	165
Total [Member] | Total [Member] | OTC Other [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	2	2	9
HEDGING DERIVATIVES, LIABILITIES	€ 2	€ 120	€ 79